Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan
Employee Benefit Plan

8. Employee Benefit Plan

The Company has established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis, subject to legal limitations. Company contributions to the 401(k) Plan may be made at the discretion of the Board of Directors. The Company has made no contributions to the 401(k) Plan.

Employees of the Company’s Korean subsidiary with one year or more of service are entitled to receive a lump-sum payment upon termination of their employment with the Company based on the length of service and rate of pay at the time of termination. The annual severance benefits expense charged to operations is calculated based upon the net change in the accrued severance benefits payable at the balance sheet date. As of December 31, 2010 and 2011, the balance of the severance benefit was $1.1 million and $1.0 million, respectively, and is included in other long-term liabilities on the Company’s consolidated balance sheets.